Other assets and other liabilities (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Right-of-use assets [Abstract]
Premises, equipment and right-of-use assets	SFr 7,428	SFr 7,523	SFr 7,376
Bank
Right-of-use assets [Abstract]
Premises, equipment and right-of-use assets	SFr 6,263		SFr 6,213